Financial Instruments (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Non-derivative financial liabilities
Trade and other payables	₪ 1,719	[1]	$ 496	₪ 1,640
2018 [Member]
Non-derivative financial liabilities
Trade and other payables	1,596
Bank loans	855
Debentures	1,381
Total	3,832
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI	41
2019 [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans	776
Debentures	1,367
Total	2,143
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI	47
2020-2022 [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans	2,388
Debentures	3,675
Total	6,063
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI	112
2023 and later [Member]
Non-derivative financial liabilities
Trade and other payables
Bank loans	1,794
Debentures	4,025
Total	5,819
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI
Carrying amount [Member]
Non-derivative financial liabilities
Trade and other payables	1,596
Bank loans	5,093
Debentures	9,202
Total	15,891
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI	200
Contractual cash flow [Member]
Non-derivative financial liabilities
Trade and other payables	1,596
Bank loans	5,813
Debentures	10,448
Total	17,857
Financial liabilities for derivative instruments
Forward contracts on the Israeli CPI	₪ 200

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.